Inventories - Summary of Inventories (Details) - EUR (€) € in Thousands	Mar. 31, 2024	Sep. 30, 2023
Classes of current inventories [abstract]
Raw materials	€ 85,351	€ 69,580
Work in progress	33,816	23,102
Finished goods	531,796	502,410
Total inventories at the lower of cost and net realizable value	€ 650,963	€ 595,092